Loan Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Unused commitment, Revolving, open-end lines secured by real estate [Member] | Fixed [Member]
Outstanding loan commitments
Unused commitment, Revolving, open-end lines secured by real estate [Member] | Variable [Member]
Outstanding loan commitments	9,443	8,847
Unused commitment, Commitments to fund real estate construction loans [Member] | Fixed [Member]
Outstanding loan commitments	692	1,609
Unused commitment, Commitments to fund real estate construction loans [Member] | Variable [Member]
Outstanding loan commitments	2,365	3,311
Other unused commitment, Commercial and industrial loans [Member] | Fixed [Member]
Outstanding loan commitments	1,121	1,082
Other unused commitment, Commercial and industrial loans [Member] | Variable [Member]
Outstanding loan commitments
Other unused commitment, Other [Member] | Fixed [Member]
Outstanding loan commitments	907	1,102
Other unused commitment, Other [Member] | Variable [Member]
Outstanding loan commitments	1,266	1,908
Other unused commitment, Letters of credit [Member] | Fixed [Member]
Outstanding loan commitments
Other unused commitment, Letters of credit [Member] | Variable [Member]
Outstanding loan commitments